RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Operating Liabilities
Lease description	Office at Central, Hong Kong
Lease term	3 years
Weighted average discount rate	5.375%	5.00%